Business Combinations (Acquisition of MoboTap, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 258,997,000	$ 180,252,000
MoboTap [Member]
Business Acquisition [Line Items]
Cash consideration			9,083,000
Repurchase option			793,000
Identifiable intangible assets acquired			27,000,000
Goodwill			113,040,000
Other assets			6,714,000
Put option			(298,000)
Liabilities assumed			(2,995,000)
Noncontrolling interest			(53,424,000)
Total			$ 90,830,000